Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (benefit):
Federal
State
Total current tax expense
Deferred tax expense (benefit):
Federal	(8,952)	(2,788)
State	(291)
Valuation allowance	9,243	2,788
Total deferred tax expense (benefit)